Acquisitions (Tables) (Acquisitions in 2011)	12 Months Ended
Dec. 31, 2012
Acquisitions
Summary of the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

Schedule of the acquired intangible assets
		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

Huajie
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.44	(0.30)

Zhongxin
Acquisitions
Schedule of unaudited pro forma information

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.44	(0.30)